Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Significant accounting policies [abstract]
Basis of preparation
2.1	Basis of preparation
The Company and the companies comprising the Group are under the common control of the controlling shareholders before and after the Reorganization. Accordingly, the financial statements have been prepared on a consolidated basis by applying the principles of the pooling of interest method as if the Reorganization had been completed at the beginning of the reporting period.
The consolidated statements of comprehensive income, statements of changes in equity and statements of cash flows of the Group for the relevant periods include the results and cash flows of all companies now comprising the Group from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholders, wherever the period is shorter.
The consolidated statements of financial position of the Group as at December 31, 2019 and 2018 have been prepared to present the assets and liabilities of the subsidiaries and/or businesses using the existing book values from the controlling shareholders’ perspective. No adjustments are made to reflect fair values, or to recognize any new assets or liabilities as a result of the Reorganization.
Equity interests in subsidiaries and/or businesses held by parties other than the controlling shareholders, and changes therein, prior to the Reorganization are presented as non-controlling
interests in equity applying the principles of the pooling of interest method.
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements of the Group for the year ended December 31, 2019 were authorized for issue in accordance with a resolution of the directors on May 20, 2020.
The consolidated financial statements have been prepared on a going concern basis. The Group recorded net current liabilities as of December 31, 2019 and the directors have given careful consideration to the future liquidity and performance of the Group and its available sources of finance in assessing whether the Group will have sufficient financial resources to continue as a going concern. Having considered the Group’s cash flow management forecast and analysis for the year 2020 has presented as a positive result, the directors are confident that the Group is able to meet in full its financial obligations as they fall due for the next twelve months.
The consolidated financial statements have been prepared on a historical cost basis, except for certain items. The consolidated financial statements are presented in Euro (“EUR” or “€”) and all values are rounded to the nearest thousands, except for the number of shares and per share data.

Basis of consolidation
2.2	Basis of consolidation
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2019. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

•	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee)

•	Exposure, or rights, to variable returns from its involvement with the investee

•	The ability to use its power over the investee to affect its returns
Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement(s) with the other voting rights holders of the investee

•	Rights arising from other contractual arrangements

•	The Group’s voting rights and potential voting rights
The Group
re-assesses
whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.
Profit or loss and each component of other comprehensive income (“OCI”) are attributed to the equity holders of the parent of the Group and to the non-controlling
interests, even if this results in the
non-controlling
interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.
A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.
If the Group loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling
interest and other components of equity, while any resultant gain or loss is recognized in consolidated statements of profit or loss. Any investment retained is recognized at fair value.

Business combinations and goodwill
a)	Business combinations and goodwill
Business combinations are accounted for using the acquisition method, except for business combinations under common control as mentioned in the basis of preparation, where the pooling of interest method is applied. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling
interests in the acquiree. For each business combination, the Group elects to measure the non-controlling
interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in selling, office and administrative expenses.
When the Group acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.
Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9
Financial Instruments
, is measured at fair value with the changes in fair value recognized in the consolidated statements of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in consolidated statements of profit or loss.
Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling
interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If fair value of the Group’s net assets acquired is in excess of the aggregate consideration, the Group re-assesses
whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration, then the gain is recognized in consolidated statements of profit or loss.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Group’s cash-generating units (“CGU”) that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.
Where goodwill has been allocated to a CGU and part of the operation within that unit is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed of in these circumstances is measured based on the relative values of the operation disposed of and the portion of the CGU retained.

Investments in associates and joint ventures
b)	Investments in associates and joint ventures
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.
A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Group’s investments in its associate and joint venture are accounted for using the equity method.
Under the equity method, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Group’s share of net assets of the associate or joint venture since the acquisition date. Goodwill relating to the associate or joint venture is included in the carrying amount of the investment and is not tested for impairment separately.
The consolidated statements of profit or loss reflect the Group’s share of the results of operations of the associate or joint venture. Any change in OCI of those investees is presented as part of the Group’s OCI. In addition, when there has been a change recognized directly in the equity of the associate or joint venture, the Group recognizes its share of any changes, when applicable, in the consolidated statements of changes in equity. Unrealized gains and losses resulting from transactions between the Group and the associate or joint venture are eliminated to the extent of the Group’s interest in the associate or joint venture.
The aggregate of the Group’s share of profit or loss of associates and joint ventures is shown on the face of the consolidated statements of profit or loss outside operating profit and represents profit or loss after tax and non-controlling
interests in the subsidiaries of the associate or joint venture.
The financial statements of the associates and joint ventures are prepared for the same reporting period as the Group. When necessary, adjustments are made to bring the accounting policies in line with those of the Group.
After application of the equity method, the Group determines whether it is necessary to recognize an impairment loss on its investment in its associate or joint venture. At each reporting date, the Group determines whether there is objective evidence that the investment in the associate or joint venture is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate or joint venture and its carrying value, and then recognizes the loss within share of profit and loss of an associate and joint ventures in the consolidated statements of profit or loss.
Upon loss of significant influence over the associate or joint control over the joint venture, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the associate or joint venture upon loss of significant influence or joint control and the fair value of the retained investment and proceeds from disposal is recognized in consolidated statements of profit or loss.

Current versus non-current classification
c)	Current versus non-current classification
The Group presents assets and liabilities in the statements of financial position based on current/non-current
classification. An asset is current when it is:

•	Excepted to be realized or intended to be sold or consumed in the normal operating cycle

•	Held primarily for the purpose of trading

•	Expected to be realized within twelve months after the reporting period
Or

•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period
All other assets are classified as
non-current.
A liability is current when:

•	It is expected to be settled in the normal operating cycle

•	It is held primarily for the purpose of trading

•	It is due to be settled within twelve months after the reporting period
Or

•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period
The terms of the liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.
Deferred tax assets and liabilities are classified as
non-current
assets and liabilities.

Fair value measurement
d)	Fair value measurement
The Group measures financial instruments such as derivatives, at fair value at each reporting date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:

•	In the principal market for the asset or liability
Or

•	In the absence of a principal market, in the most advantageous market for the asset or liability

The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.
A fair value measurement of a
non-financial
asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.
The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1— Quoted (unadjusted) prices in active markets for identical assets or liabilities

•	Level 2 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

•	Level 3 — Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
The Group’s senior management determines the policies and procedures for both recurring fair value measurement, such as derivative financial instruments and contingent considerations due to business combinations.
External valuers are involved for valuation of significant assets, such as derivative financial instruments, and significant liabilities, such as contingent consideration. Involvement of external valuers is determined annually by the senior management after discussion with and approval by the Company’s Board of Directors. Selection criteria include market knowledge, reputation, independence and whether professional standards are maintained. Valuers are normally rotated every three years. The senior management decides, after discussions with the Group’s external valuers, which valuation techniques and inputs to use for each case.
At each reporting date, the senior management analyses the movements in the values of assets and liabilities which are required to be remeasured or re-assessed
as per the Group’s accounting policies. For this analysis, the senior management verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.
The senior management, in conjunction with the Group’s external valuers, also compares the change in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.
On an annual basis, the senior management and the Group’s external valuers present the valuation results to the Board of Directors and the Group’s independent auditors. This includes a discussion of the major assumptions used in the valuations.
For fair value disclosures, the Group has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.
Fair-value related disclosures for financial instruments and non-financial
assets that are measured at fair value or where fair values are disclosed are summarized in the following notes:

•	Disclosures of valuation methods, significant estimates and assumptions (see Note 10)

•	Quantitative disclosures of fair value measurement hierarchy assumptions (see Note 10)

•	Financial instruments (including those carried at amortized cost) (see Note 10)

•	Contingent consideration and liabilities from business combination (see Note 10)

Revenue from contracts with customers
e)	Revenue from contracts with customers applicable from January 1, 2018
Revenue from contracts with customers is recognized when control of the services or goods are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services or goods. The disclosures of significant accounting judgements, estimates and assumptions relating to revenue from contracts with customers are provided in Note 3.
The Group generate revenue primarily from the contracts of sale of rights, rendering of service and other arrangements under contracts.
Sale of rights
Sale of rights mainly includes revenue from selling media (television, new media, etc.) and marketing rights, event licensing fees as well as product licensing and sponsorships.
The Group has two business models regarding to the sale of media and marketing rights, full rights buy-out
model and agency model.
Full rights
buy-out
model
Under the full rights
buy-out
model, the Group acquires the rights for commercial exploitation of specified media, marketing or hospitality rights for a defined period.
The Group sells the rights on its own behalf to sponsors and broadcasters (its customers) and is the principal of the arrangement. When considering whether the Group is the principal or agent in the arrangement, the Group has determined that it controls the rights to the specified rights prior to transfer of such rights to the customer. The Group is the primary obligor and contracts with its customers as the owner of the underlying rights. The Group also has inventory risk through its commitment to purchase the rights before entering into a contract with any customer. Additionally, the Group has sole discretion relative to the rights holders in establishing the price for the specified rights. The consideration paid to the rights holders for the acquisition of the rights for commercial exploitation are deferred and amortized as cost of sales over the duration of the contract.
In contracts with customers under the full rights buy out model, the Group usually has one performance obligation consisting mainly of delivering commercial rights at the events (or for a series of events) sometimes together with additional services (e.g. implementation of marketing rights at events) that are not considered distinct in the context of the contract.
The satisfaction of the performance obligation depends on the number of events delivered and on their timing and is satisfied over time when the events take place. Measurement of progress for performance obligations delivered over time is usually based on the number of events delivered (output method) and aligned with contractual agreements.
Agency model
Under the agency model, the Group acts as an agent for rights holders to sell marketing, media and hospitality rights to sponsors and broadcasters. When considering whether the Group is the principal or agent in the arrangement, the Group has determined that it does not control the rights to the specified rights prior to transfer of such rights to the customer. The Group is not the primary obligor in the contract and is contracted to sell the underlying rights to sponsors and broadcasters on behalf of the owner of the underlying rights. Additionally, the Group does not have sole discretion relative to the rights holders in establishing the price for the specified rights.
The agency model includes commission contracts with minimum revenue guarantee to the customers and commission contracts based on revenue earned by the rights owner. The Group distinguishes two types of contracts with different performance obligations among the agency contracts: pure agency contracts and agency contracts with secondary services. For pure agency contracts, the performance obligation only consists of the sale of rights. For agency contracts with secondary services, the performance obligation includes, the sale of commercial rights and providing additional substantial secondary services over the duration of the contract.
The secondary services typically include services for market projections, defining commercial strategy, market research, sales proposals, sales presentation and pre-
contractual negotiations, account management and implementation, monitoring and compliance of contractual agreements, implementation of marketing rights at events (e.g. venue dressing etc.).
The Group satisfies its performance obligation in pure agency contracts at a point in time, when the contract between the rights holder and its customer is signed. For agency contracts with secondary services, the performance obligation consists of a bundle of services not distinct in the context of the contract and is satisfied over time. Progress is usually measured based on time or on event basis output method and aligned with contractual agreements.
Minimum sales guaranteed to commercial rights owners in agency contracts are disclosed as contingent liabilities and reduced by continued sales progress in meeting commitments vis-a-vis
commercial rights owners. Actual minimum revenue guarantees paid to rights owners are considered consideration payable to customers under IFRS 15 and are recognized as a reduction of revenue when not considered recoverable in future periods.
Product licensing
Product licensing consists of royalties earned on licensed product sales. When considering whether the Group is the principal or agent in the arrangement, the Group has determined that it controls the rights to the specified licenses prior to transfer of such rights to the customer. The Group is the primary obligor and contracts with its customers as the owner of the licenses. Additionally, the Group has sole discretion relative to the rights holders in establishing the price for the specified licensing arrangements. Contractually guaranteed payments are recognized over the period the customer has the right to access the intellectual property.
Sales-based
or
usage-based
royalty are recognized at the later of: (i) when the sale or usage occurs; and (ii) the performance obligation is satisfied.
Sponsorships and event licensing for Mass Participation
Event licensing fees include amounts charged to outside parties for the use of the Group’s trade names for the purpose of conducting an event in a specific location. Sponsorships include amounts charged to outside parties to sponsor a specified individual race/event or series of races/events.
Deliverables may include naming rights, the right to advertise the relationship, booth space, displays of the sponsor logo at events, commercial airtime, VIP passes, entry fees, value in kind or other similar event related deliverables.
Sponsorship and event licensing revenue is typically recognized as the event takes place, except for commercial airtime provided in connection with certain sponsorship contracts, which is recognized when the airing occurs and digital benefits which is recognized over the estimated period of time that the digital benefits are provided to the outside party sponsoring the event.
When considering whether the Group is the principal or agent in the sponsorships and event licensing arrangements, the Group has determined that, as holder of the events, it controls the right to sponsorships and event licenses prior to transfer of such rights to the customer. The Group is the primary obligor and contracts with its customers as the owner of the licenses. Additionally, the Group is free to negotiate what it can in establishing the price for the specified licensing arrangements.
Rendering of Service
Media Production
Performance obligations of revenue from media production include (i) host broadcast operations for major events and (ii) consulting and other services.
For host broadcast operations, contracts for host broadcast operations may be structured either as a cost-plus contract or a general contractor contract (where the Group bears the financial risk of cost overruns). For host broadcast operations and consulting and other services, the Group provides its customers with an integrated service where the Group integrates goods or services that are used as inputs to produce the combined outputs specified by the customer. Costs incurred by the Group to procure such services are recorded as cost of sales.
The satisfaction of the performance obligation of host broadcast operations depends on the number of host broadcast operations and on their timing. The performance obligation is satisfied over time when the events take place. The satisfaction of the performance obligation relating to consulting services is satisfied over time. Measurement of progress for media production contracts delivered over time is usually based on the number of events delivered under an output method or costs incurred under an input method and aligned with contractual agreements.
Events
Events revenue consists of event entry fees, expo fees, amounts received from host cities and photo commissions. Entry fees include revenues generated from fees charged to event participants. Expo fees consist of rentals at the events by outside parties. Host city fees include amounts received from the city or local organizing committee to support the hosted event. Photo commissions represent revenue earned from an outside photography service for exclusive access to the Group’s athletes on site at events. The satisfaction of the performance obligation depends on the number of events and on their timing and is satisfied as the events take place.
Other revenue
Other revenue from contracts with customers primarily consists of those contracts with customers to generate revenue related to professional memberships, coaching certification programs, merchandise sales and contribution revenue. Revenue from memberships is recognized during the calendar year in which an athlete is registered to compete as a professional. For the coaching certification program, revenue is recognized on a straight-line basis over time period when customers have access to the course materials.
Merchandise sales consist of direct sales of apparel and other merchandises to customers. The satisfaction of performance obligation of these contracts is achieved when the products are delivered to the customers. Shipping costs incurred for merchandise shipped to customers are recorded as part of the cost of sales line item on the consolidated statements of profit or loss.
Contribution revenue is recognized when an unconditional transfer is made.
The incremental costs of obtaining a contract is recognized as an expense when incurred if the amortization period of the asset that the Group otherwise would have recognized is one year or less.
Allocation of transaction price
For certain contracts with customers that include multiple distinct performance obligations, total consideration is allocated to performance obligations using a relative stand-alone selling price basis. Generally, contracts with multiple distinct performance obligations sold by the Group include services which are satisfied over the same period of time, and the amount and timing of revenue recognition is not impacted by the allocation of transaction price.
Variable consideration
Certain contracts with customers include variable consideration contingent on the Group’s overall performance on the contract. The Group estimates the amount of variable consideration that the Group will be entitled to and that will be included in the transaction price to the extent that it is highly probable that a significant reversal in the cumulative amount of revenue recognized will not occur when the uncertainty is resolved.
Consideration payable to the customer
When the Group sells media or marketing rights, the Group may pay a signing fee to the rights holder. Such fees paid to the rights holder are considered consideration payable to the customer and recorded as a reduction of transaction price.
Significant financing component
The Group receives short-term and long-term advances from its customers. Using the practical expedient in IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised services or goods to the customer and when the customer pays for that services or goods will be one year or less.
The difference between the promised consideration and the cash selling price of the services or goods has not been adjusted as well, if such difference arises for reasons other than the provision of finance to either the customer or the Group, and the difference between those amounts is proportional to the reason for the difference. For example, the payment terms might provide the Group or the customer with protection from the other party failing to adequately complete some or all of its obligations under the contract.
The Group also receives long-term advances from customers in some circumstances. The transaction price for such contracts is discounted, using the rate that would be reflected in a separate financing transaction between the Group and its customers at contract inception, to take into consideration the significant financing component.

Contract balances
Contract assets
A contract asset is the right to consideration in exchange for services or goods transferred to the customer. If the Group performs by transferring services or goods to a customer before the customer pays consideration or before payment is due, a contract asset is recognized for the earned consideration that is conditional.
Trade receivables
A receivable represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in section q) Financial instruments—initial recognition and subsequent measurement.
Contract liabilities
A contract liability is the obligation to transfer services or goods to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer. If a customer pays consideration before the Group transfers services or goods to the customer, a contract liability is recognized when the payment is made or the payment is due (whichever is earlier). Contract liabilities are recognized as revenue when the Group performs under the contract.

Assets and liabilities arising from rights of return
Refund liabilities
A refund liability is the obligation to refund some or all of the consideration received (or receivable) from the customer and is measured at the amount the Group ultimately expects it will have to return to the customer. Returns are immaterial for the Group for all years presented.

Revenue recognition
f)	Revenue recognition before January 1, 2018
The Group generates revenue primarily from sale of rights, rendering of service and other revenue. Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Group and the revenue can be reliably measured, regardless of when the payment is received. Revenue is recognized at the fair value of the consideration received or receivable, considering contractually defined terms of payment and excluding taxes.
Sale of rights
Sale of rights mainly includes revenue from selling media (television, new media, etc.) and marketing rights, event licensing fees as well as product licensing and sponsorships. For sale of media and marketing rights where the Group controls the underlying rights and the events are held on single or multiple days, revenues and direct costs are recognized when the event is completed. If the rights sold cover a series of events which take place throughout a period (year, season or series), revenues and direct costs are allocated proportionally to the individual events and recognized in the consolidated statements of profit or loss when the individual event takes place.
Minimum sales guaranteed to commercial rights owners in agency contracts are disclosed as contingent liabilities and reduced by continued sales progress in meeting commitments vis à vis commercial rights owners.
Media and Marketing Rights
For sale of media and marketing rights where the Group is acting as an agent of the rights’ holder, revenue is recognized when the commission is earned and when it is probable that the economic benefits associated with the transaction will flow to the entity, typically when cash is received from the end customer. Such revenues are presented under other revenues in Note 11.
Event licensing
Event licensing fees include amounts charged to outside parties for the use of the Group’s trade names for the purpose of conducting an event in a specific location.

Product licensing
Product licensing consists of royalties earned on licensed product sales. Contractually guaranteed payments are recognized evenly over the period to which they relate. Amounts earned in excess of the contractually guaranteed amounts are recognized in the period in which the amount can be reliably measured. This typically occurs in the period in which the sale of the licensed product exceeds the minimum level. Royalties earned on the sale of products, for which there is no minimum, are earned in the month of sale of the licensed products when the amounts can be reliably measured.
Sponsorships
Sponsorships include amounts charged to outside parties to sponsor a specified individual race/event or series of races/events. Deliverables may include naming rights, the right to advertise the relationship, booth space, displays of the sponsor logo at events, commercial airtime, VIP passes, entry fees, value in kind or other similar event related deliverables. Sponsorship revenue is typically recognized upon the completion of the related event, except for commercial airtime provided in connection with certain sponsorship contracts, which is recognized when the airing occurs.
Revenue from services
Revenue from services mainly includes revenue from media production and events.
Media Production
For short-term projects with a duration of less than one year or when not related to a specified event, revenues are recognized after the full delivery of the services while revenues for services relating to an event are recognized after the completion of the event.
For long-term contracts, the Group recognizes revenues either on a straight-line basis over the service period or on the basis of the percentage of completion, using the cost to cost method, depending on the nature of the transaction and the contractual agreement.
Events
Event revenue consists primarily of event entry fees, expo fees, amounts received from host cities and photo commissions. Entry fees include revenues generated from fees charged to event participants. Expo fees consist of rentals at the events by outside parties. Host city fees include amounts received from the city or local organizing committee to support the hosted event. Photo commissions represent revenue earned from an outside photography service for exclusive access to the Group’s athletes on site at events. Event revenues are recognized upon completion of the event when all substantial related services have been provided and all other revenue recognition criteria have been met.
Other revenue
Other revenue primarily consists of revenue related to professional memberships, coaching certification programs, contribution revenue and merchandise sales. Revenue for memberships is recognized during the calendar year in which an athlete is registered to compete as a professional. For the coaching certification program, individuals pay a fee to enroll in a course and revenue is recognized on a straight-line basis over the time period they have access to the course materials. Contribution revenue is recorded when an unconditional transfer is made.
Merchandise sales consist of the direct sale of apparel and other merchandise to customers. Merchandising revenue is recognized, netting of allowance for returns, at point of sales or, if shipping is required, when the products are delivered to the customers. Returns are immaterial for all years presented. Shipping costs incurred for merchandise shipped to customers are recorded as part of the cost of sales line item on the consolidated statement of profit or loss.

Government grants
g)	Government grants
Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed. When the grant relates to an asset, it is recognized as income in equal amounts over the expected useful life of the related asset.

Taxes
h)	Taxes
Current income tax
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.
Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Deferred tax
Deferred tax is provided using the liability method on temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.
Deferred tax liabilities are recognized for all taxable temporary differences, except:

•
When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

•
In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits and any unused tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry forward of unused tax credits and unused tax losses can be utilized, except:

•
When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

•
In respect of deductible temporary differences associated with investments in subsidiaries, associate
s
and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed
at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.
Deferred tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.
Tax benefits acquired as part of a business combination, but not satisfying the criteria for separate recognition at that date, are recognized subsequently if information about facts and circumstances changes. The adjustment is either treated as a reduction in goodwill (as long as it does not exceed goodwill) if it was incurred during the measurement period or recognized in consolidated statements of profit or loss.
The Group offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend either to settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax liabilities or assets are expected to be settled or recovered.
Sales tax
Expenses and assets are recognized net of the amount of sales tax, except:

•
When the sales tax incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the sales tax is recognized as part of the cost of acquisition of the asset or as part of the expense item, as applicable

•	When receivables and payables are stated with the amount of sales tax included

The net amount of sales tax recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

Segment reporting
i)	Segment reporting
Based on the criteria established by IFRS 8 “Operating segment”, the Group’s chief operating decision maker (“CODM”) has been identified as the Executive Committee, who reviews consolidated results when making decisions about allocating sources and assessing the performance of the Group. The Group has three reporting segments, namely Mass Participation, Spectator Sports and Digital, Production, Sports Solutions (“DPSS”).

Foreign currencies
j)	Foreign currencies
The Group’s consolidated financial statements are presented in EUR, which is also the parent company’s functional currency before July 31, 2019. Since July 31, 2019, the Company changed its functional currency from EUR to USD subsequent to its initial public offering because the Company’s ongoing and future financing are predominantly in USD. The Company has translated all items into the new functional currency using the EUR/USD exchange rate at the date of the change.
Furthermore, the exchange differences arising from the translation from functional currency of the Company (USD) to presentation currency of the Group (EUR) were recognized in other comprehensive income. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.
i) Transactions and balances
Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.
Differences arising on settlement or translation of monetary items are recognized in consolidated statements of profit or loss. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in consolidated statements of profit or loss.
Non-monetary
items that are measured in terms of historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions.
Non-monetary
items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.
The gain or loss arising on translation of
non-monetary
items measured at fair value is treated in line with the recognition of the gain or loss on the change in fair value of the item (i.e., translation differences on items whose fair value gain or loss is recognized in OCI or profit or loss are also recognized in OCI or profit or loss, respectively).
ii) Group companies
On consolidation, the assets and liabilities of foreign operations are translated into EUR at the rate of exchange prevailing at the reporting date and their consolidated statements of profit or loss are translated at average exchange rates of the reporting periods. The exchange differences arising on translation for consolidation are recognized in OCI. On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is reclassified to profit or loss.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying amounts of assets and liabilities arising on the acquisition are treated as assets and liabilities of the foreign operation and translated at the spot rate of exchange at the reporting date.

Non-current assets held for sale and discontinued operations
k)	Non-current assts held for sale and discontinued operations
The Group classifies
non-current
assets and disposal groups as held for sale if their carrying amounts will be recovered principally through a sale transaction rather than through continuing use.
Non-current
assets and disposal groups classified as held for sale are measured at the lower of their carrying amount and fair value less costs to sell. Costs to sell are the incremental costs directly attributable to the disposal of an asset (disposal group), excluding finance costs and income tax expense.
The criteria for held for sale classification is met when the sale is highly probable and the asset or disposal group is available for immediate sale in its present condition. Actions required to complete the sale should indicate that it is unlikely that significant changes to the sale will be made or that the decision to sell will be withdrawn. Management must be committed to the plan to sell the asset and the sale expected to be completed within one year from the date of the classification.
Property, plant and equipment and intangible assets are not depreciated or amortized once classified as held for sale.
Assets and liabilities classified as held for sale are presented separately as current items in the statement of financial position.
A disposal group qualifies as discontinued operation if it is a component of an entity that either has been disposed of, or is classified as held for sale, and:

•	Represents a separate major line of business or geographical area of operations

•	Is part of a single co-ordinated plan to dispose of a separate major line of business or geographical area of operations
Or

•	Is a subsidiary acquired exclusively with a view to resale
Discontinued operations are excluded from the results of continuing operations and are presented as a single amount as profit or loss after tax from discontinued operations in the statement of profit or loss.

Cash dividend
l)	Cash dividend
The Group recognizes a liability to pay a dividend when the distribution is authorized and the distribution is no longer at the discretion of the Group. As per the articles of association of the Company, a distribution is authorized by ordinary resolution of the Company. A corresponding amount is recognized directly in equity.

Property, plant and equipment
m)	Property, plant and equipment
Plant and equipment is stated at cost, net of accumulated depreciation and accumulated impairment losses, if any. Such cost includes the cost of replacing part of the plant and equipment and borrowing costs for long-term construction projects if the recognition criteria are met. When significant parts of plant and equipment are required to be replaced at intervals, the Group depreciates them separately based on their specific useful lives. Likewise, when a major inspection is performed, its cost is recognized in the carrying amount of the plant and equipment as a replacement if the recognition criteria are satisfied. All other repair and maintenance costs are recognized in consolidated statements of profit or loss as incurred. Projects in progress is stated at cost, net of accumulated impairment losses, if any.
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

●	Office and IT equipment	1 to 7 years

●	Machinery, equipment and vehicle	3 to 6 years

●	Media production equipment	5 years

●	Leasehold improvements	shorter of lease term and life of asset
An item of property, plant and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the consolidated statements of profit or loss when the asset is derecognized.
The useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Leases applicable before and after January 1, 2018
n)	Leases applicable from January 1, 2018
The Group has early applied IFRS 16 using the modified retrospective approach applicable to contracts entered into before January 1, 2018.
Right-of-use
of lease assets
At inception of the contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the assets and whether it has the right to control the use of the asset.
The
right-of-use
assets and related lease liabilities are recognized at the lease commencement date. The right of use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-to-use
asset and the end of the lease term. The estimated useful life is determined on the same basis as those of property, plant and equipment. In addition, the right-of-use
assets are yearically reviewed for impairment losses.
Lease liability
Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depends on an index or a rate, amount expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise.
Lease liability is measured at amortized cost using the effective interest rate method. It is remeasured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.
Short-term leases and leases of low value assets
The Group has elected to not recognize
right-of-use
assets and lease liabilities for short term leases that have a lease term of 12 months or less and leases of low value assets. Lease payments associated with these leases are expensed as incurred.

o)	Leases before January 1, 2018
The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset (or assets) and the arrangement conveys a right to use the asset (or assets), even if that asset is (or those assets are) not explicitly specified in an arrangement.
Group as a lessee
A lease is classified at the inception date as a finance lease or an operating lease. A lease that transfers substantially all the risks and rewards incidental to ownership to the Group is classified as a finance lease.
An operating lease is a lease other than a finance lease. Operating lease payments are recognized as an operating expense in the consolidated statement of profit or loss on a straight-line basis over the lease term.

Intangible assets
p)	Intangible assets
Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles, excluding capitalized development costs, are not capitalized and the related expenditure is reflected in profit or loss in the period in which the expenditure is incurred.
The useful lives of intangible assets are assessed as either finite or indefinite.
Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at each financial year end. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the consolidated statements of profit or loss in the expense category that is consistent with the function of the intangible assets.
Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.
Gains or losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and are recognized in the consolidated statement of profit or loss when the asset is derecognized.
Trade names
Trade names are recognized based on the purchase price allocations for acquisitions of subsidiaries. The Group’s trade names have 8 years, 10 years or indefinite useful lives based on the expected usage of the asset by the Group. The Group has no plans to retire any of its trade names at any point in the foreeable future.
Customer relationships
Customer relationships are recognized based on the purchase price allocations for acquisitions of subsidiaries. The Group’s customer relationships useful life period is 3 to 19 years based on the expected usage of the asset by the Group. The Group has no plans to retire any of its customer relationships at any point in the foreseeable future.
A summary of the policies applied to the Group’s intangible assets is as follows:

●	Trade names	8 years, 10 years or indefinite lives

●	Customer relationships	3 to 19 years

●	Software	1 to 5 years

Other intangible assets, mainly including:

●	Brand	1 to 15 years

●	Media rights	4 years

●	Reacquired rights	Remaining license period

●	Covenants not to compete	Life of the covenant

●	Licenses and contracts	Over the lifetime of the contracts, up to 10 years

Financial instruments before and after January 1, 2018
q)	Financial instruments applicable from January 1, 2018
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
i) Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income and fair value through profit or loss.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15. Refer to Note 2.3 e) Revenue from contracts with customers, applicable from January 1, 2018.
In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.
The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.
Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
Subsequent measurement
For the purpose of subsequent measurement, financial assets are classified in three categories:

•	Financial assets at amortized cost (debt instruments);

•	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments);

•	Financial assets at fair value through profit or loss.
Financial assets at amortized cost (debt instruments)
The Group measures financial assets at amortized cost if both of the following conditions are met:

•	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at amortized cost are subsequently measured using the effective interest (“EIR”) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.
This category is the most relevant to the Group and mainly including trade and other receivables, accrued income and contract assets.
Financial assets designated at fair value through OCI (equity instruments)
As part of its development strategy, the Group might invest in the share capital of selected companies with the aim to develop new business opportunities and increase the range of products and services available to its customers.
When certain conditions are met and upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity instruments designated at fair value through OCI. The classification is determined on an investment by investment basis.
Gains and losses on these financial assets are never recycled to profit or loss. Dividends are recognized as financial income in the consolidated statements of profit or loss when the right of payment has been established, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in OCI. Equity instruments designated at fair value through OCI are not subject to impairment assessment.
The Group elected to classify irrevocably certain of its
non-listed
equity investments under this category based on its development strategy.
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through OCI, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.
Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in the statement of profit or loss.
This category includes derivative instruments and listed equity investments which the Group had not irrevocably elected to classify at fair value through OCI.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statements of financial position) when:

•	The rights to receive cash flows from the asset have expired;
Or

•
The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a
‘pass-through’
arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
Impairment of financial assets
Further disclosures relating to impairment of financial assets are also provided in disclosures for significant assumptions (see Note 3), other operating expenses (see Note 12) and trade and other receivables (see Note 29).
The Group recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.
ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next
12-months
(a
12-month
ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).
For trade receivables and contract assets, the Group applies a simplified approach in calculating ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has individually assessed the recoverability risk for overdue receivables which is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment on a quarterly basis.
ii) Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables, interest bearing liabilities, and derivative financial instruments.
Subsequent measurement
The measurement of financial liabilities depends on their classification as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the consolidated statements of profit or loss.
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied. The Group has not designated any financial liability as at fair value through profit or loss, except for contingent considerations and liabilities from business combination.
Loans and borrowings
After initial recognition, interest bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of profit or loss.
This category generally applies to interest-bearing loans and borrowings. For more information, refer to Note 25.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of profit or loss.
iii) Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statements of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.
r)	Financial instruments—before January 1, 2018
A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.
i)
Financial assets
Initial recognition and measurement
Financial assets are classified, at initial recognition, as financial assets at fair value through profit or loss, loans and receivables, derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial assets are recognized initially at fair value. In the case of financial assets not recorded at fair value through profit or loss, financial assets are measured at fair value plus transaction costs that are attributable to the acquisition of the financial asset.
Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Group commits to purchase or sell the asset.
Subsequent measurement
For the purpose of subsequent measurement, financial assets are classified in two categories:

•	Loans and receivables

•	Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss include financial assets designated upon initial recognition at fair value through profit or loss and derivative financial instruments not used in cash flow hedge. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments as defined by IAS 39. Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value. Net changes in fair value of financial assets at fair value through profit or loss, excluding the derivative financial instruments, are presented as other operating expenses, or other operating income in the consolidated statement of profit or loss, while changes in fair value of derivative financial instruments are presented as financial results in the consolidated statement of profit or loss.
Derivatives embedded in host contracts are accounted for as separate derivatives and recorded at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the host contracts are not held for trading or designated at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.
Loans and receivables
Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. After initial measurement, such financial assets are subsequently measured at amortized cost using the EIR method, less impairment. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included in finance income in the consolidated statement of profit or loss. The losses arising from impairment are recognized in the consolidated statement of profit or loss in finance costs for loans and in selling, office and administrative expenses.
This category generally applies to trade and other receivables.
Derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

•	The rights to receive cash flows from the asset have expired
Or

•
The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Group could be required to repay.
Impairment of financial assets
Further disclosures relating to impairment of financial assets are also provided in the other operating expenses (see Note 12) and trade and other receivables (see Note 29).
The Group assesses, at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is impaired. An impairment exists if one or more events that has occurred since the initial recognition of the asset (an incurred ‘loss event’), has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated. Evidence of impairment may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in interest or principal payments, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated future cash flows, such as changes in arrears or economic conditions that correlate with defaults.
Financial assets carried at amortized cost
For financial assets carried at amortized cost, the Group first assesses whether impairment exists individually for financial assets that are individually significant, or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. Assets that are individually assessed for impairment and for which an impairment loss is, or continues to be, recognized are not included in a collective assessment of impairment.
The amount of any impairment loss identified is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future expected credit losses that have not yet been incurred). The present value of the estimated future cash flows is discounted at the financial asset’s original EIR.

The carrying amount of the asset is reduced through the use of an allowance account and the loss is recognized in the consolidated statement of profit or loss. Interest income (recorded as finance income in the consolidated statement of profit or loss) continues to be accrued on the reduced carrying amount using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. Loans, together with the associated allowance, are written off when there is no realistic prospect of future recovery and all collateral has been realized or has been transferred to the Group. If, in a subsequent year, the amount of the estimated impairment loss increases or decreases because of an event occurring after the impairment was recognized, the previously recognized impairment loss is increased or reduced by adjusting the allowance account. If a write-off is later recovered, the recovery is credited to finance costs in the consolidated statement of profit or loss.
Future interest income continues to be accrued based on the reduced carrying amount of the asset, using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss. The interest income is recorded as part of finance income. If, in a subsequent year, the fair value of a debt instrument increases and the increase can be objectively related to an event occurring after the impairment loss was recognized in the consolidated statement of profit or loss, the impairment loss is reversed through the consolidated statement of profit or loss.
ii) Financial liabilities
Initial recognition and measurement
Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.
All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.
The Group’s financial liabilities include trade and other payables, interest-bearing liabilities, and derivative financial instruments.
Subsequent measurement
The measurement of financial liabilities depends on their classification as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.
Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes derivative financial instruments that are not designated as hedging instruments in hedge relationships as defined by IAS 39, and contingent considerations entered into by the Group. Separated embedded derivatives are also classified as held for trading unless they are designated as effective hedging instruments. Gains or losses on liabilities held for trading are recognized in the consolidated statement of profit or loss.
Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IAS 39 are satisfied. The Group has not designated any financial liability as at fair value through profit or loss, except for contingent considerations and liabilities from business combination.
Loans and borrowings
After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statement of profit or loss.
This category generally applies to interest-bearing loans and borrowings.
Derecognition
A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of profit or loss.
iii) Offsetting of financial instruments
Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

Derivative financial instruments and hedge accounting before and after January 1, 2018
s)	Derivative financial instruments and hedge accounting—applicable from January 1, 2018

Initial recognition and subsequent measurement
The Group uses derivative financial instruments, such as forward currency contracts, and interest rate swaps, to hedge its foreign currency risks and interest rate risks, respectively. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Any gains or losses arising from changes in the fair value of derivatives are taken directly to profit or loss, except for the effective portion of cash flow hedges, which is recognized in OCI and later reclassified to profit or loss when the hedge item affects profit or loss.
For the purpose of hedge accounting, hedges are classified as:

•	Fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment.

•
Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment.

•	Hedges of a net investment in a foreign operation.
At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge.
Beginning January 1, 2018, the documentation includes identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the Group will assess whether the hedging relationship meets the hedge effectiveness requirements (including the analysis of sources of hedge ineffectiveness and how the hedge ratio is determined). A hedging relationship qualifies for hedge accounting if it meets all of the following effectiveness requirements:

•	There is ‘an economic relationship’ between the hedged item and the hedging instrument;

•	The effect of credit risk does not ‘dominate the value changes’ that result from that economic relationship;

•
The hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the Group actually uses to hedge that quantity of hedged item.

Hedges that meet the strict criteria for hedge accounting are accounted for as described below:
Cash flow hedges
The effective portion of the gain or loss on the hedging instrument is recognized in OCI in the cash flow hedge reserve, while any ineffective portion is recognized immediately in the consolidated statements of profit or loss. The cash flow hedge reserve is adjusted to the lower of the cumulative gain or loss on the hedging instrument and the cumulative change in fair value of the hedged item.
Amounts accumulated in equity are recognized in the consolidated statements of profit or loss in the same reporting period when the hedged item affects profit or loss.
When a derivative financial instrument is used to hedge the foreign exchange exposure of a recognized monetary assets or liability, no hedge accounting is applied and any gain or loss arising on the changes in fair value of the hedging instrument is recognized in profit or loss.

t)	Derivative financial instruments and hedge accounting before January 1, 2018
Initial recognition and subsequent measurement
The Group uses derivative financial instruments, such as forward currency contracts, and interest rate swaps, to hedge its foreign currency risks and interest rate risks, respectively. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
Any gains or losses arising from changes in the fair value of derivatives are taken directly to profit or loss, except for the effective portion of cash flow hedges, which is recognized in OCI and later reclassified to profit or loss when the hedge item affects profit or loss.
For the purpose of hedge accounting, hedges are classified as:

•	Fair value hedges when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment

•
Cash flow hedges when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction or the foreign currency risk in an unrecognized firm commitment

•	Hedges of a net investment in a foreign operation

At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The documentation includes identification of the hedging instrument, the hedged item or transaction, the nature of the risk being hedged and how the entity will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine that they actually have been highly effective throughout the financial reporting periods for which they were designated.
Hedges that meet the strict criteria for hedge accounting are accounted for as described below:
Cash flow hedges
The effective portion of the gain or loss on the hedging instrument is recognized in OCI in the cash flow hedge reserve, while any ineffective portion is recognized immediately in the consolidated statement of profit or loss.
The Group uses forward currency contracts as hedges of its exposure to foreign currency risk in forecast transactions as well as fair value cross currency and interest rate swaps to reduce the exposure to variability in future cash flows caused by changes in the benchmark interest rate. The ineffective portion relating to hedge instruments mentioned above are recognized in the consolidated statement of profit or loss in the same reporting period when the hedged item affects profit or loss.
Amounts recognized as OCI are transferred to profit or loss when the hedged transaction affects profit or loss, such as when the hedged financial income or financial expense is recognized or when a forecast sale occurs.
If the hedging instrument expires or is sold, terminated or exercised without replacement or roll over (as part of the hedging strategy), or if its designation as a hedge is revoked, or when the hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss previously recognized in OCI remains separately in equity until the forecast transaction occurs or the foreign currency firm commitment is met.

Inventories
u)	Inventories
All inventories are finished goods and consist of merchandise to be sold at events and online.
The Group uses the lower of cost (determined on an average cost method) or net realizable value to determine the cost of merchandise inventories. The Group identifies potentially slow-moving and obsolete inventories through physical counts, monitoring of inventories on hand, and specific identification, and makes adjustments to net realizable value as necessary.
Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale.

Impairment of non-financial assets
v)	Impairment of non-financial assets
Further disclosures relating to impairment of
non-financial
assets are also provided in the following notes:
●   Disclosures for significant judgements, estimates and assumptions, Note 3.
●   Goodwill and intangible assets with indefinite lives, Note 23.
The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.
The Group bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Group’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years, unless a longer period can be justified. A long-term growth rate is calculated and applied to project future cash flows after the terminal year of the forecast period.
Impairment losses are recognized in the consolidated statement of profit or loss in expenses.
For assets excluding goodwill and intangible assets with indefinite lives, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Group estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statement of profit or loss.
Goodwill is tested for impairment annually as at December 31 and when circumstances indicate that the carrying value may be impaired.
Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than it carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.
Intangible assets with indefinite useful lives are tested for impairment annually as at December 31 at the CGU level, as appropriate, and when circumstances indicate that the carrying value may be impaired.

Cash and short-term deposits
w)	Cash and short-term deposits
Cash and short-term deposits in the consolidated statements of financial position comprise cash at banks and on hand and short-term deposits with original maturities of three months or less, which are subject to an insignificant risk of changes in value.
For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above.

Provisions
x)	Provisions
Provisions are recognized when the Group has a present constructive or legal obligation as a result of a past event and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made. The amounts recognized represent management’s best estimate of the expenditures that will be required to settle the obligation as at each reporting date.
If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax
rate that reflects current market assessment of the time value of money and, where appropriate, the risk specific to the liability.
Provisions are reviewed at the reporting date and adjusted to reflect the current best estimate.

Pensions and other termination benefits
y)	Pensions and other termination benefits
The Group maintains various employee benefit plans, including both defined contribution and defined benefit plans. For defined contribution plans, the contributions are recognized as an expense when the employee has rendered the associated service.
For defined benefit plans, the liability recognized in the consolidated statements of financial position is the present value of the defined benefit obligations less the fair value of the plan assets. The liability is calculated using the projected unit credit method, with independent actuarial valuations being carried out at the end of each reporting period. All changes in the net defined benefit liability are recognized as they occur as follows:
Recognized in the consolidated statements of profit or loss:
●   Current and past service costs
●   Settlement gains or losses
●   Net interest on the net defined liability
Recognized in other comprehensive income:
●   Actuarial gains and losses
●   Return on plan assets, less interest on plan assets
●   Any change in the effect of the asset ceiling

Net interest on the net defined benefit liability is comprised of interest income on plan assets, interest cost on the defined benefit obligations and interest on the effect of the limit on the recognition of pension assets. The net interest is calculated using the same discount rate that is used in calculating the defined benefit obligations, applied to the net defined liability at the start of the period, taking account of any changes from contributions or benefit payments.
Pension assets and liabilities in different defined benefit plans are not offset unless the Group has a legally enforceable right to use the surplus in one plan to settle obligations in the other plan.
The Group also has termination benefits which are recognized as a liability and expenses when it can no longer withdraw the offer of those benefits.
Provisions for termination benefits are included in long-term payroll payables on the Group’s consolidated statements of financial position based on the period in which the benefits are expected to be paid.

Share-based payments
z)	Share-based payments
Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration.
Equity-settled transactions
The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using appropriate valuation methodology, further details of which are given in Note 35.
That cost is recognized in personnel expense (see Note 14) and cost of sales, together with a corresponding increase in equity (reserves), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the consolidated statements of profit or loss for a period represents the movement in cumulative expense recognized from the beginning to end of that period.
Service and
non-market
performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are non-vesting
conditions.
Non-vesting
conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.
No expense is recognized for awards that do not ultimately vest because non-market
performance and/or service conditions have not been met. Where awards include a market or non-vesting
condition, the transactions are treated as vested irrespective of whether the market or non-vesting
condition is satisfied, provided that all other performance and/or service conditions are satisfied.
When the terms of an equity
-
settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through profit or loss.
The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share (further details are given in Note 18).
Cash-settled transactions
A liability is recognized for the fair value of cash-settled transactions. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized in personnel expense (see Note 14), and cost of sales. The fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The fair value of the stock on the date of grant was determined using a weighted combination of a market approach and an income approach, less a discount for lack of marketability. The fair value of the put option was calculated using the valuation modeling, such as the Black Scholes model (see Note 35). The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transactions.

Changes in accounting policies and disclosures
2.4	Changes in accounting policies and disclosures
Amendments to IAS 19: Plan Amendment, Curtailment or Settlement
The amendments to IAS 19 address the accounting when a plan amendment, curtailment or settlement occurs during a reporting period. The amendments specify that when a plan amendment, curtailment or settlement occurs during the annual reporting period, an entity is required to determine the current service cost for the remainder of the period after the plan amendment, curtailment or settlement, using the actuarial assumptions used to remeasure the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event. An entity is also required to determine the net interest for the remainder of the period after the plan amendment, curtailment or settlement using the net defined benefit liability (asset) reflecting the benefits offered under the plan and the plan assets after that event, and the discount rate used to remeasure that net defined benefit liability (asset). These amendments do not have any impact on the Group’s consolidated financial statements.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment
The Interpretation addresses the accounting for Income Taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:
●   Whether an entity considers uncertain tax treatments separately
●   The assumptions an entity makes about the examination of tax treatments by taxation authorities
●   How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates
●   How an entity considers changes in facts and circumstances
The Group determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.
The Group applies significant judgement in identifying uncertainties over income tax treatments. Since the Group operates in a complex multinational environment, it assessed whether the Interpretation had an impact on its consolidated financial statements.
Upon adoption of the Interpretation, the Group considered whether it has any uncertain tax positions. The Company’s and the subsidiaries’ tax filings in different jurisdictions include deductions related to transfer pricing and the taxation authorities may challenge those tax treatments. The Group determined, based on its tax compliance and transfer pricing study, that it is probable that its tax treatments (including those for the subsidiaries) will be accepted by the taxation authorities. The Interpretation did not have a material impact on the consolidated financial statements of the Group.
Amendments to IFRS 9: Prepayment Features with Negative Compensation
Under IFRS 9, a debt instrument can be measured at amortized cost or at fair value through other comprehensive income, provided that the contractual cash flows are “solely payments of principal and interest on the principal amount outstanding” (the SPPI criterion) and the instrument is held within the appropriate business model for that classification. The amendments to IFRS 9 clarify that a financial asset passes the SPPI criterion regardless of an event or circumstance that causes the early termination of the contract and irrespective of which party pays or receives reasonable compensation for the early termination of the contract. These amendments had no impact on the consolidated financial statements of the Group.
Amendments to IAS 28: Long-term interests in associates and joint ventures
The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture to which the equity method is not applied but that, in substance, form part of the net investment in the associate or joint venture (long-term interests). This clarification is relevant because it implies that the expected credit loss model in IFRS 9 applies to such long-term interests. The amendments also clarified that, in applying IFRS 9, an entity does not take account of any losses of the associate or joint venture, or any impairment losses on the net investment, recognized as adjustments to the net investment in the associate or joint venture that arise from applying IAS 28 Investments in Associates and Joint Ventures. These amendments had no impact on the consolidated financial statements as the Group does not have long-term interests in its associate and joint venture to which the equity method is not applied.
a) IFRS 3 Business Combinations
The amendments clarify that, when an entity obtains control of a business that is a joint operation, it applies the requirements for a business combination achieved in stages, including remeasuring previously held interests in the assets and liabilities of the joint operation at fair value. In doing so, the acquirer remeasures its entire previously held interest in the joint operation.
These amendments had no impact on the consolidated financial statements of the Group as there is no transaction where joint control is obtained.
b) IFRS 11 Joint Arrangements
An entity that participates in, but does not have joint control of, a joint operation might obtain joint control of the joint operation in which the activity of the joint operation constitutes a business as defined in IFRS 3. The amendments clarify that the previously held interests in that joint operation are not remeasured.
These amendments had no impact on the consolidated financial statements of the Group as there is no transaction where a joint control is obtained.
c) IAS 12 Income Taxes
The amendments clarify that the income tax consequences of dividends are linked more directly to past transactions or events that generated distributable profits than to distributions to owners. Therefore, an entity recognizes the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where it originally recognized those past transactions or events.
Since the Group’s current practice is in line with these amendments, they had no impact on the consolidated financial statements of the Group.
d) IAS 23 Borrowing Costs
The amendments clarify that an entity treats as part of general borrowings any borrowing originally made to develop a qualifying asset when substantially all of the activities necessary to prepare that asset for its intended use or sale are complete.
These amendments had no impact on the consolidated financial statements of the Group as there is no transaction where the borrowing costs are made to develop any qualifying asset.
IFRS 15, IFRS 9, and IFRS 16 since January 1, 2018
The Group has applied IFRS 15, IFRS 9, and IFRS 16 since January 1, 2018. The nature and effect of the changes as a result of the adoption of these new accounting standards are described below.
Several other amendments and interpretations apply for the first time in 2018, but do not have an impact on the consolidated financial statements of the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective except for IFRS 16.
IFRS 15 Revenue from Contracts with Customers supersedes IAS 11 Construction Contracts, IAS 18 Revenue and related Interpretations and it applies, with limited exceptions, to all revenue arising from contracts with customers.
IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers and requires that revenue be recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring services or goods to a customer.
IFRS 15 requires entities to exercise judgement, taking into consideration all of the relevant facts and circumstances when applying each step of the model to contracts with their customers. The standard also specifies the accounting for the incremental costs of obtaining a contract and the costs directly related to fulfilling a contract. In addition, the standard requires extensive disclosures.
The Group adopted IFRS 15 using the modified retrospective method of adoption. The cumulative effect of initially applying the new standard was recognized on the day of initial application and prior periods will not be retrospectively adjusted.

The effect of adopting IFRS 15 as at January 1, 2018 is, as follows:

	Reference	January 1, 2018
ASSETS
CURRENT ASSETS
Accrued income	a,c	(48,030)
Contract assets	a	48,703

		673

NON-CURRENT ASSETS
Accrued income	a,c	(300)
Contract assets	a	300
Deferred tax asset	d	(238)

		(238)

TOTAL ASSETS		435

LIABILITIES
CURRENT LIABILITIES
Deferred income	b	(192,717)
Contract Liabilities	b,c	192,289

		(428)

NON-CURRENT LIABILITIES

Deferred income	b	(18,160)
Contract liabilities	b,c	18,160

		—

TOTAL LIABILITIES		(428)

EQUITY
Retained earnings	c	914
Reserve	c	(51)

TOTAL EQUITY		863

TOTAL LIABILITIES AND EQUITY		435

The nature of these adjustments is described below:

a)
Before adoption of IFRS 15, the Group recognized accrued income, even if the receipt of the total consideration was conditional on successful completion of goods or services in the contract. Under IFRS 15, any earned consideration that is conditional should be recognized as a contract asset rather than an accrued income. Therefore, upon the adoption of IFRS 15, the Group reclassified €49,003 of accrued income as contract assets in total as at January 1, 2018.

b)
Before the adoption of IFRS 15, the Group presented these advances which are project related as deferred income in the consolidated statement of financial position on the advances received. Under IFRS 15, the Group presented those advances as contract liabilities. Therefore, a reclassification of €210,877 in total was made as at January 1, 2018.

c)
The Group allocated sponsorship benefits over period during which the services were provided. The Group accelerated recognition of certain digital benefits to periods prior to the event at an amount of €914 in retained earnings, as well as an increase of accrued income €672, and a decrease of €427 of contract liabilities as at January 1, 2018. The losses on foreign exchange differences on such impact was €51 which was booked into other comprehensive income as at January 1, 2018.

d)	The Group recognized the related deferred tax impact for the adjustment c) illustrated as above.
Set out below are the amounts by which each financial statement line item is affected as at and for the year ended December 31, 2018 as a result of the adoption of IFRS 15. The adoption of IFRS 15 did not have a material impact on the Group’s operating, investing and financing cash flows. The first column shows amounts prepared under IFRS 15 and the second column shows what the amounts would have been had IFRS 15 not been adopted:

	Reference	Under IFRS15	Under IAS18
		€	€
Revenue	a,b	1,129,186	1,131,702
Cost of sales	a,b	(763,793)	(766,564)
Gross profit		365,393	365,138

Profit before tax		72,967	72,712
Income tax	c	(18,955)	(19,058)

Profit for the year		54,012	53,654

Attributable to:
Equity holders of the parent		51,646	51,288
Non-controlling interests		2,366	2,366

		54,012	53,654

	Reference	Under IFRS 15	Under IAS 18
ASSETS
CURRENT ASSETS
Accrued income	d	6,474	44,778
Contract assets	d	39,714	—
NON-CURRENT ASSETS
Contract assets	e	9,077	—
Accrued income	e	—	9,077
Deferred tax assets	c	24,562	24,703

TOTAL ASSETS		1,882,511	1,881,242

LIABILITIES
CURRENT LIABILITIES
Deferred income	e	7	185,686
Contract liabilities	e	185,681	—
NON-CURRENT LIABILITIES
Deferred income	e	10	—
Contract liabilities	e	13,485	13,495

TOTAL LIABILITIES		1,891,526	1,891,524

EQUITY
Reserves	c	(1,321,685)	(1,321,680)
Accumulated deficit	a,b,c	(207,566)	(208,838)
Deficit attributable to equity holders of the parent		(8,435)	(9,702)

TOTAL DEFICIT		(9,015)	(10,282)

TOTAL LIABILITIES AND EQUITY		1,882,511	1,881,242

The nature of the adjustments as at January 1, 2018 and the reasons for the major changes in the consolidated statement of financial position as at December 31, 2018 and the statement of profit or loss for the year ended December 31, 2018 are described below:
a)
The Group previously typically recognized digital benefits revenue upon the completion of the related event. Under IFRS 15, digital benefits are recognized over the estimated period of time that the digital benefits are provided to the outside party sponsoring the event. The differences of the revenue recognition on such benefit contributed approximately €254 to the Group’s revenue for the year.

b)
The Group previously recognized some of the commission paid to the customer as a cost under IAS 18. After adoption of IFRS 15, the Group has recognized such commission as a payment to the customer which is recognized as a deduction in revenue. Such impact leads to a decrease in revenue of €2,770 under IFRS 15 compared with the accounting treatment under IAS 18.

c)
The Group recognizes related tax impact regarding the adjustments a) and b) mentioned above, as well as the foreign exchange differences in other comprehensive income for the year ended December 31, 2018.

d)
Before adoption of IFRS 15, the Group recognized accrued income, even if the receipt of the total consideration was conditional on successful completion of installation services. Under IFRS 15, any earned consideration that is conditional should be recognized as a contract asset rather than an accrued income.

e)
Before the adoption of IFRS 15, the Group presented these advances which are project related as deferred income in the consolidated statement of financial position on the advances received. Under IFRS 15, the Group presented those advances as contract liabilities.

The change did not have a material impact on OCI for the period. The impact on the consolidated statement of cash flows for the year ended December 31, 2018 only relates to the changes in profit before tax from continuing operations, certain adjustments to reconcile profit before tax to net cash flows from operating activities and working capital adjustments. However, there was no impact on the net cash flows from operating activities. The cash flows from investing and financing activities were not affected.
IFRS 9 Financial Instruments replaces IAS 39 Financial Instruments: Recognition and Measurement for annual periods beginning on or after January 1, 2018, bringing together all three aspects of the accounting for financial instruments: classification and measurement; impairment: and hedge accounting. The Group did not restate comparative information and recognize any transition adjustments against the opening balance of equity at January 1, 2018.
The effect of adopting IFRS 9 is, as follows:

	Reference	January 1, 2018
ASSETS
CURRENT ASSETS
Trade and other receivables	a	(512)
Accrued income	a	(210)

		(722)

NON-CURRENT ASSETS
Deferred tax asset	b	26

		26

TOTAL ASSETS		(696)

EQUITY
Reserves	a	(25)
Accumulated deficit	b	(671)

TOTAL DEFICIT		(696)

TOTAL LIABILITIES AND EQUITY		(696)

The nature of these adjustments are described below:

a)
The adoption of IFRS 9 has fundamentally changed the Group’s accounting for impairment losses for financial assets by replacing IAS 39’s incurred loss approach with a forward-looking expected credit loss approach. IFRS 9 requires the Group to recognize an allowance for ECL for all debt instruments not held at fair value through profit or loss and contract assets. Upon adoption of IFRS 9
,
the Group recognized additional impairment on the Group’s
t
rade and other receivables and contract assets of €722 which resulted in a decrease in retained earnings as at January 1, 2018.

	Allowance for impairment under IAS 39 as at December 31, 2017	Remeasurement	ECL under IFRS 9 as at January 1, 2018
	€	€	€
Trade and other receivables	(15,563)	(512)	(16,075)
Accrued income under IAS 39/ Contract Assets under IFRS 9	—	(210)	(210)

	(15,563)	(722)	(16,285)

b)	The Group recognized corresponding tax differences as well as the foreign exchange differences for the adjustment a) as mentioned above.
The classification and measurement requirements of IFRS 9 did not have a significant impact on the Group. The Group has not designated any financial liabilities as at fair value through profit or loss, except for the contingent consideration and liabilities through business combination. There are no changes in classification and measurement for the Group’s financial liabilities.
In summary, upon the adoption of IFRS 9, the Group had the following required or elected reclassifications as at January 1, 2018.

		IFRS 9 Measurement Category
		Fair value through profit or loss	Amortize d cost	Fair value through OCI
	€	€	€	€
IAS 39 measurement category
Loans and receivables
Trade and other receivables*	276,153	—	275,641	—
Accrued Income*	60,579	—	60,369	—

*
The change in the carrying amount is a result of additional impairment allowance and the reclassification of certain accrued income, where the right to consideration is unconditional and only passage of time is required before payment is done. See the discussion on impairment as above.

IFRS 16 Leases replaces IAS 17 and related interpretations and is applicable from January 1, 2019. The Group decided to early adopt the new standard from January 1, 2018.
The standard sets out new principles for recognition, measurement, presentation and disclosure of leases. The standard provides a single lessee accounting model that requires lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. The main impact for the Group relates to the recognition of new assets and liabilities for its property lease agreements. In addition, the nature of the expenses related to those leases will now change as IFRS 16 replaces the straight-line operating lease expenses with a depreciation charge for right-of-use assets and interest expenses on lease liabilities.
The Group adopted IFRS 16 using the modified retrospective method. A cumulative catch up adjustment arising from the application of the new standard was recognized in equity as of January 1, 2018 and therefore comparative figures have not been restated. The Group has elected to recognize lease payments for certain short-term leases (contract duration within 12 months) and certain low value leases, on a lease-by lease basis, as expense on a straight-line basis over the lease term.
The difference between the operating lease commitments applying IAS 17 as at December 31, 2017 and lease liabilities recognized in the consolidated statement of financial position as at January 1, 2018, the date of initial application of IFRS 16 by the Group is mainly due to discounting of future lease payments, reclassification of accrued lease expenses to lease liabilities and the election not to recognize lease liabilities for certain leases for which the lease term ends within 12 months of the date of initial application.
The lease liabilities were discounted at a discount rate of 1.56%~6.21% on January 1, 2018.
The impact on the opening balance of the consolidated statement of financial position was shown as below:

January 1, 2018
ASSETS
CURRENT ASSETS
Other assets	70

70

NON-CURRENT ASSETS
Rights of use assets	42,590
Deferred tax assets	6,769

49,359

TOTAL ASSETS	49,429

LIABILITIES
Accrued expenses	(563)
Provision	(1,139)

(1,702)

NON-CURRENT LIABILITIES
Lease liabilities	45,312
Deferred tax liabilities	7,033
Provision	(1,504)

50,841

TOTAL LIABILITIES	49,139

EQUITY
Retained earnings	313
Reserves	(17)
Non-controlling interest	(6)

TOTAL EQUITY	290

TOTAL LIABILITIES AND EQUITY	49,429